Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Capital Leases

The next five years of lease payments are:

Capital Lease Payments
2014	$488,633
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total Future Payments	4,397,701
Less debt discount due to warrants	(315,753)
Less amount representing interest	(1,148,550)
2,933,398
Less current portion of capital lease obligations	(557,244)
Capital lease obligations, excluding current installments	$2,376,154